Derivative instruments - Revenue from Foreign Exchange and Other Trading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign exchange	$ 638	$ 687	$ 743
Other trading revenue (loss)	30	14	25
Total foreign exchange and other trading revenue	$ 668	$ 701	$ 768